OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [Abstract]
OTHER OPERATING INCOME
NOTE 9: OTHER OPERATING INCOME

	2021	2020	2019
	£m	£m	£m
Operating lease rental income	1,059	1,120	1,250
Rental income from investment properties (note 25)	186	191	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 40)	(2)	149	196
Movement in value of in-force business (note 23)	(70)	76	825
Liability management	(22)	(145)	5
Gain related to establishment of joint venture	—	—	244
Share of results of joint ventures and associates (note 21)	2	(13)	6
Other	19	45	191
Total other operating income	1,172	1,423	2,908